Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Transactions with Related Parties	Transactions with related parties were as follows:
	December 31,	December 31,	December 31,
	2021	2020	2019
Sales & other services	8	5	2
Other purchases	19	21	18
Accounts receivable	2	1	—